Vanguard® Mortgage-Backed Securities Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.6%)
Conventional Mortgage-Backed Securities (99.6%)
[1]	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	36,042	41,524
[1]	Freddie Mac Gold Pool	5.000%	9/1/21–11/1/48	46,411	52,375
[1]	Freddie Mac Gold Pool	4.000%	3/1/24–6/1/49	321,132	348,738
[1]	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	559,643	599,965
[1]	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	518,921	548,800
[1]	Freddie Mac Gold Pool	2.500%	8/1/22–2/1/43	147,037	153,545
[1]	Freddie Mac Gold Pool	4.500%	3/1/23–11/1/48	159,498	175,724
[1]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	9,377	9,770
[1]	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	21,292	24,858
[1]	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	1,925	2,211
[1]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	167	190
[2]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	21,104	21,933
[2]	Ginnie Mae I Pool	4.000%	7/15/24–6/15/49	27,208	29,184
[2]	Ginnie Mae I Pool	3.500%	2/15/26–9/15/49	24,267	25,596
[2]	Ginnie Mae I Pool	4.500%	8/15/33–7/15/49	37,948	42,284
[2]	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	98	115
[2]	Ginnie Mae I Pool	5.000%	5/15/33–4/15/41	17,838	20,150
[2]	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	6,030	6,944
[2]	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	1,522	1,761
[2]	Ginnie Mae I Pool	7.000%	10/15/27	2	3
[2,3]	Ginnie Mae II Pool	2.000%	11/20/50–12/15/50	152,400	159,392
[2,3]	Ginnie Mae II Pool	2.500%	6/20/27–12/15/50	420,305	443,580
[2,3]	Ginnie Mae II Pool	3.000%	10/20/26–12/15/50	902,144	945,630
[2,3]	Ginnie Mae II Pool	3.500%	12/20/25–12/15/50	865,279	923,325
[2,3]	Ginnie Mae II Pool	4.000%	9/20/25–12/15/50	454,125	489,004
[2,3]	Ginnie Mae II Pool	4.500%	2/20/39–12/15/50	222,550	241,880
[2]	Ginnie Mae II Pool	5.000%	6/20/33–12/20/49	71,587	79,763
[2]	Ginnie Mae II Pool	5.500%	11/20/33–7/20/49	9,324	10,640
[2]	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	3,641	4,211
[2]	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	554	667
[2]	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	49	61
[1,2,3]	UMBS Pool	3.000%	11/1/25–12/25/50	1,785,125	1,879,553
[1,2]	UMBS Pool	6.500%	10/1/21–10/1/39	5,374	6,302
[1,2]	UMBS Pool	5.000%	10/1/21–3/1/50	153,586	173,195
[1,2,3]	UMBS Pool	4.000%	4/1/24–12/25/50	1,013,169	1,095,933
[1,2,3]	UMBS Pool	2.500%	11/1/26–12/25/50	1,551,843	1,625,129
[1,2,3]	UMBS Pool	1.500%	12/25/35–12/25/50	234,137	238,224
[1,2,3]	UMBS Pool	2.000%	4/1/23–12/25/50	1,456,043	1,513,301
[1,2,3]	UMBS Pool	3.500%	8/1/25–12/25/50	1,339,230	1,431,047
[1,2,3]	UMBS Pool	4.500%	4/1/23–12/25/50	455,639	500,056
[1,2]	UMBS Pool	7.000%	12/1/22–10/1/37	392	456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	UMBS Pool	7.500%	11/1/22	1	1
[1,2]	UMBS Pool	5.500%	6/1/22–6/1/49	53,899	62,270
[1,2]	UMBS Pool	6.000%	4/1/23–6/1/41	33,870	39,614
					13,968,904
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.625%	2.388%	10/1/37	26	27
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.310%	1.889%	9/1/37	19	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.690%	2.212%	10/1/39	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.690%	2.326%	9/1/42	216	227
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.810%	2.310%	10/1/40	5	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.560%	2.277%	7/1/43	520	539
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.815%	2.315%	11/1/40	2	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.795%	2.800%	3/1/42	31	33
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.657%	2.453%	10/1/42	73	73
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.792%	3.374%	8/1/42	60	61
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.627%	3.627%	3/1/38	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.909%	3.659%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.601%	2.630%	6/1/43	67	68
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.830%	3.496%	4/1/41	21	22
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.727%	3.564%	5/1/42	26	28
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.810%	3.810%	12/1/40	2	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.860%	3.610%	5/1/40	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.824%	3.824%	2/1/41	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.818%	2.643%	9/1/40	63	67
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.771%	3.590%	5/1/42	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.815%	3.189%	5/1/41	18	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.613%	3.044%	8/1/39	26	27
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.474%	3.490%	3/1/43	159	162
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.847%	2.961%	2/1/42	45	48
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.290%	3.126%	12/1/41	46	48
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.819%	3.842%	3/1/41	59	63
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.835%	3.859%	1/1/40	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.805%	2.704%	11/1/41	38	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.700%	3.744%	12/1/40	57	61
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.693%	3.198%	11/1/39	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.813%	3.762%	1/1/42	70	74
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.823%	3.192%	12/1/39	50	53
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.815%	3.589%	12/1/41	34	37
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR+1.813%	3.601%	11/1/41	8	8
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.894%	2.544%	9/1/40	29	30
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.900%	2.814%	6/1/40	11	11
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.880%	2.812%	6/1/41	23	24
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.840%	2.840%	6/1/37	22	23
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.880%	2.771%	6/1/40	9	9
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.880%	2.922%	5/1/40	1	1
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.695%	3.695%	2/1/37	10	10
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.861%	3.751%	12/1/40–2/1/42	22	24
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.910%	3.910%	2/1/41	40	41
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+2.085%	4.085%	3/1/38	5	5
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.640%	2.507%	11/1/43	70	73
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.887%	3.430%	12/1/39	6	7
[1,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.660%	2.880%	10/1/37	6	6
[2,4]	Ginnie Mae II Pool, 1 YR CMT+1.500%	2.875%	4/20/41	3	3
[2,4]	Ginnie Mae II Pool, 1 YR CMT+1.500%	3.125%	11/20/40–12/20/42	195	199
[2,4]	Ginnie Mae II Pool, 1 YR CMT+1.500%	3.000%	1/20/41–2/20/41	185	195
[2,4]	Ginnie Mae II Pool, 1 YR CMT+2.000%	3.375%	5/20/41	2	2
[2,4]	Ginnie Mae II Pool, 1 YR CMT+2.000%	3.625%	11/20/40	3	3
[2,4]	Ginnie Mae II Pool, 1 YR CMT+1.500%	3.250%	7/20/41–8/20/41	57	58
					2,592
Total U.S. Government and Agency Obligations (Cost $13,630,415)					13,971,496

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (16.4%)
Money Market Fund (16.4%)
[5]	Vanguard Market Liquidity Fund (Cost $2,297,601)	0.109%	22,980,047	2,298,005
Total Investments (116.0%) (Cost $15,928,016)				16,269,501
Other Assets and Liabilities—Net (-16.0%)				(2,248,855)
Net Assets (100%)				14,020,646
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
4	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
UMBS—Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At November 30, 2020, counterparties had deposited in segregated accounts securities with a value of $4,842,000 and cash of $1,282,000 in connection with TBA transactions.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,971,496	—	13,971,496
Temporary Cash Investments	2,298,005	—	—	2,298,005
Total	2,298,005	13,971,496	—	16,269,501